Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning balance	$ 2,095	$ 1,976
Acquisitions	122	5
Foreign exchange and other	(95)	114
Goodwill, Ending balance	2,122	2,095
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	478	453
Acquisitions	0	4
Foreign exchange and other	(7)	21
Goodwill, Ending balance	471	478
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,320	1,243
Acquisitions	29	0
Foreign exchange and other	(80)	77
Goodwill, Ending balance	1,269	1,320
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	176	169
Acquisitions	93	1
Foreign exchange and other	1	6
Goodwill, Ending balance	270	176
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	121	111
Acquisitions	0	0
Foreign exchange and other	(9)	10
Goodwill, Ending balance	$ 112	$ 121